Property, Equipment and Software (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, equipment and software
Property, equipment and software consisted of the following as of March 31, 2026, and December 31, 2025 (in thousands
)
:

	March 31, 2026	December 31, 2025
Probe cards and photomasks	$12,766	$12,512
Equipment	5,050	4,713
Software	353	352
Leasehold improvements	913	903
Furniture and fixtures	291	289

Total	19,373	18,769
Less: Accumulated depreciation and amortization	(15,051)	(14,632)

Property, equipment and software, net	$4,322	$4,137

Property, equipment and software consisted of the following as of December 31, 2025 and 2024 (in thousands
)
:

	2025	2024
Probe cards and photomasks	$12,512	$10,083
Equipment	4,713	4,386
Software	352	298
Leasehold improvements	903	728
Furniture and fixtures	289	279

Total	18,769	15,774
Less: Accumulated depreciation and amortization	(14,632)	(13,158)

Property, equipment and software, net	$4,137	$2,616